Note 10 - Net Loss Per Share	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2019	2020	2019	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.
—basic and diluted	$(7,352)	$(12,753)	$(14,645)	$(28,837)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	23,094,161	27,921,026	23,061,941	27,826,737

Net loss per share —basic and diluted	$(0.32)	$(0.46)	$(0.64)	$(1.04)

The effects of restricted shares and share options were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the three
and
six
months ended
June 30, 2019
and
2020.